Fathom OpCo Predecessor Period Acquisitions - PPC - Summary of Intangible Assets Acquired in Acquisition (Details) - P P C [Member] $ in Thousands	Apr. 30, 2021 USD ($)
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 14,200
Trade Name [Member]
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 1,100
Estimated Life (Years)	5 years
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 13,100
Estimated Life (Years)	17 years